PRIVATE PLACEMENT - Additional Information (DWAC) (Details) - Digital World Acquisition Corp. [Member] - USD ($)		12 Months Ended
	Sep. 08, 2021	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Restrictions on transfer period of time after business combination completion		30 days
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Restrictions on transfer period of time after business combination completion	30 days
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,133,484
Purchase price, per unit	$ 10
Gross proceeds from sale of units	$ 11,334,840
Cash deposited into Trust Account by related party	13,203,590
Exceeds proceeds allocated over the proceeds of the Private Placement	$ 1,869,110
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,750,000
Purchase price, per unit	$ 10
IPO [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,133,484